Overview and Basis of Presentation (Details) - USD ($)			6 Months Ended	12 Months Ended
	Sep. 08, 2020	Sep. 08, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Overview and Basis of Presentation (Details) [Line Items]
Loss and LAE reserves			$ 65,500,000	$ 57,100,000	$ 52,200,000
Merger agreement, discription				The shares and net loss per common share, prior to the Merger, have been retroactively restated as shares reflecting conversion at the exchange ratio of 1.01547844 established in the Merger Agreement.
Additional fund			$ 310,000,000	$ 310,000,000
Certain income and expenses amount					1,900,000
Deferred contract costs				200,000	200,000
Revenues				2,300,000	800,000
Partially unsatisfied				$ 17,200,000	$ 19,600,000
Revenue recognize percentage				51.00%	40.00%
Account receivable percentage				10.00%
One customer percentage				99.80%
Advertising costs				$ 7,200,000	$ 18,600,000
Sale per unit (in Dollars per share)			$ 11.50
Transaction costs	$ 14,200,000	$ 14,200,000	$ 31,456,000
Underwriting fees		$ 4,000,000.0
IPO [Member]
Overview and Basis of Presentation (Details) [Line Items]
(in Shares)		23,000,000
Over-Allotment Option [Member]
Overview and Basis of Presentation (Details) [Line Items]
(in Shares)		3,000,000
Insu acquisition corp. II [Member]
Overview and Basis of Presentation (Details) [Line Items]
Sale per unit (in Dollars per share)				$ 10.00
Transaction costs	14,233,916	$ 14,233,916
Underwriting fees	4,000,000
Deferred underwriting fees	9,800,000
Other offering costs	$ 433,916	$ 433,916
Business combination, description	Following the closing of the Initial Public Offering on September 8, 2020, an amount of $230,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Placement Units was placed in a trust account, or the Trust Account, which will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended, or the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the Closing.
Insu acquisition corp. II [Member] | IPO [Member]
Overview and Basis of Presentation (Details) [Line Items]
Consummated initial public offering number of shares (in Shares)	23,000,000
Sale per unit (in Dollars per share)	$ 10.00	$ 10.00		$ 10.00
Gross proceeds from private placement	$ 230,000,000
(in Shares)				23,000,000
Insu acquisition corp. II [Member] | Over-Allotment Option [Member]
Overview and Basis of Presentation (Details) [Line Items]
Consummated initial public offering number of shares (in Shares)	3,000,000
(in Shares)				3,000,000
Insu acquisition corp. II [Member] | Private Placement [Member]
Overview and Basis of Presentation (Details) [Line Items]
Sale per unit (in Dollars per share)	$ 10.00	$ 10.00
Gross proceeds from private placement	$ 5,400,000
(in Shares)	540,000